New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Schedule of Effects of the Adoption of IFRS 16 Standard in Consolidated Financial Statements Position
The effects of the adoption of the standard in the Group’s consolidated statement of financial position was as follows:

	Reported December 31, 2018	Application of the new standard (1)(2)(3)(4)	Adjusted Balances
Total assets	7,118,643	1,079,733	8,198,376
Total liabilities	6,126,182	1,079,733	7,205,915
Total equity	992,461	—	992,461

(1)	The adjustment corresponds to $1,010,200 recognized as assets and liabilities for the right to use aircraft leases, which are presented as Property and Equipment as flight equipment.
(2)	The adjustment corresponds to $69,533 recognized as assets and liabilities for the right to use leases on non-aeronautical assets, which are presented into other property.
(3)
When measuring lease liabilities for leases that were classified as operating lease, the group discounted leases using its incremental borrowing rate at January 1, 2019. The weighted average rate applied is 5.09%.

(4)	The adjustment has no impact on deferred tax.

Schedule of effects of the carrying amounts of the group's right-of-use assets and lease liabilities
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Flight Equipment	Other	Total
As of December 31, 2018
IFRS 16 Adoption	$1,010,200	$69,533	$1,079,733
Additions	172,526	4,222	176,748
Modifications contracts	97,956	3,432	101,388
Depreciation expense	(198,219)	(8,215)	(206,434)

As of December 31, 2019	$1,082,463	$68,972	$1,151,435

Leases under IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Schedule of effects of the amounts recognized consolidated statement of comprehensive income
Set out below, are the amounts recognized consolidated statement of comprehensive income:

For the year ended December 31, 2019
Depreciation expense of right-of-use assets	$206,434
Interest expense on lease liabilities	51,885
Rent expense - short-term leases	1,008
Rent expense - leases of low-value assets	1,934
Rent expense - variable lease payments	8,770

Total amounts recognized in profit or loss	$270,031

Leases under IAS 17 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Schedule of effects of the amounts recognized consolidated statement of comprehensive income	Set out below, are the amounts recognized consolidated statement of comprehensive income:

For the year ended December 31, 2018
Rentals	$308,722